Borrowings	12 Months Ended
Dec. 31, 2013
Borrowings
Borrowings

(9)        Borrowings

(a)                       Current

Short-term borrowings and current installments of long-term debt consist of the following:

	Year ended December 31,
	2012	2013
	RMB	RMB	US$

Guaranteed by bank deposits	391,448	212,038	35,026
Guaranteed by related parties	3,448,503	3,602,902	595,157
Guaranteed by property, plant and equipment	773,248	891,073	147,195
Guaranteed by accounts receivable	—	130,000	21,474
Unsecured loans	1,397,292	429,846	71,006
Current portion of long-term debt (note b)	1,515,524	1,450,018	239,526
Total short-term borrowings and current portion of long-term debt	7,526,015	6,715,877	1,109,384

Short-term borrowings outstanding (including the current portion of long-term debt) as of December 31, 2012 and 2013 bore a weighted average interest rate of 5.93% and 5.77% per annum, respectively. All short-term borrowings mature and expire at various times within one year.  These facilities contain no specific renewal terms.  The Company has traditionally negotiated renewal of certain facilities shortly before they mature.

b)                           Non-current

	Year ended December 31,
	2012	2013
	RMB	RMB	US$
Long-term bank debt:
Secured loans from China Development Bank	3,390,651	3,733,730	616,769
Unsecured loans	300,000	—	—
Guaranteed by related parties	549,710	852,283	140,787
Secured by multiple assets	1,271,849	374,242	61,820
Borrowings from other third parties:
Guaranteed by property, plant and equipment	79,770	598,046	98,790
	5,591,980	5,558,301	918,166
Less: current portion	(1,515,524)	(1,450,018)	(239,526)
Total long-term borrowings	4,076,456	4,108,283	678,640

In September 2008, Tianwei Yingli entered into a five-year loan of US$75,000 at an interest rate of 6-month LIBOR plus 3% per annum with a European banking consortium. The loan is unsecured, guaranteed by Yingli Green Energy and repayable in semi-annual installment of US$9,375 starting from March 15, 2010.

In December 2011, the Company entered into an amendment to the aforementioned agreement, under which the remaining balance of the bank loan has been fully repaid in March 2012.

In December 2008, Yingli China entered into an eight-year US$70,000 loan agreement at an interest rate of 6-month LIBOR plus 6% per annum with China Development Bank. The loan is guaranteed by Tianwei Yingli and Mr. Liansheng Miao, the Company’s chairman and CEO, and secured by Yingli China’s property, plant and equipment.  The loan is repayable in annual installment of US$8,000 for the first two years and US$9,000 for the remaining six years, respectively, commencing in December 2009.

In May 2010, Tianwei Yingli entered into a three-year US$20,000 loan agreement at an interest rate of 12-month LIBOR plus 1.7% per annum with Luso International Banking Ltd.  The loan is secured by Yingli Green Energy and repayable upon maturity. The bank loan has been fully repaid in May 2013.

In May 2010, Hainan Yingli New Energy Resources Co., Ltd. (“Yingli Hainan”) entered into a five-year RMB 180,000 loan agreement at an interest rate of 5.76% per annum with Industrial and Commercial Bank of China Limited. The loan is guaranteed by Yingli Green Energy and repayable in semi-annual installment of RMB 20,000 starting from August 2011.

In June 2010, Yingli Hainan entered into a five-year RMB 220,000 loan agreement at a floating interest rate of the five-year Renminbi benchmark loan rates as published by the People’s Bank of China plus an additional surcharge of 2.5% per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Green Energy and repayable in an annual installment of RMB 55,000 starting from June 2011.

In July 2010, Yingli China entered into a five-year RMB 500,000 loan agreement at an interest rate of the five-year Renminbi benchmark loan rates per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Group and Yingli Green Energy and secured by Yingli China’s property, plant and equipment.  The loan is repayable in annual installment of RMB 70,000, RMB 140,000, RMB 170,000 and RMB 120,000 in 2011, 2012, 2013 and 2014, respectively.

In August 2010, Tianwei Yingli entered into a two-year RMB 1,000,000 loan agreement at an interest rate applicable to the Export Seller’s Credit which is renewed quarterly with the Export-Import Bank of China. The loan was fully repaid in 2012.

In February 2011, Yingli Hainan entered into a five-year RMB 400,000 loan agreement with China Merchants Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum. As of December 31, 2013, the Company withdrew RMB 368,000 (US$ 60,789) under this agreement. The loan is secured by Yingli Hainan’s property, plant and equipment.

In March 2011, Yingli China entered into a 45-month RMB 1,000,000 loan agreement with Bank of Communications Co., Ltd. at an interest rate of three- to five- year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum. As of December 31, 2013, the Company withdrew RMB 367,480 (US$ 60,703) under this agreement. The loan is secured by property, plant and equipment.

In May 2011, Yingli China entered into a 42-month RMB 1,160,000 loan agreement with Bank of China and China Citic Bank at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% of the interest rate per annum.  As of December 31, 2013, the Company withdrew RMB 481,000 (US$ 79,456) under this agreement. The loan is guaranteed by Yingli Green Energy and Yingli Group.

In August 2011, Fine Silicon Co., Ltd. (“Fine Silicon”) entered into a five-year RMB 500,000 loan agreement with CDB Leasing Co., Ltd. at an interest rate of 6.9% per annum plus an additional surcharge of 5% of the interest rate per annum. The loan is guaranteed by property, plant and equipment.  The Company withdrew RMB 100,000 and RMB 500,000 (US$ 82,594) as of December 31, 2012 and December 31, 2013, respectively, under this agreement.

In October 2011, Tianjin Yingli New Energy Resources Co., Ltd. (“Tianjin Yingli”) borrowed an eight-year RMB 350,000 loan from China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum and an eight-year US$100,000 loan from China Development Bank at an interest rate of 6-month LIBOR plus 520 basis points per annum. The loan is guaranteed by property, plant and equipment. The Company withdrew RMB 350,000 and US$80,000 as of December 31, 2012. The Company withdrew RMB 350,000 (US$ 57,816) and US$100,000 (RMB 605,370) as of December 31, 2013

In October 2011, Hengshui Yingli New Energy Resources Co., Ltd. (“Hengshui Yingli”) entered into an eight-year US$50,000 loan agreement with China Development Bank at an interest of 6.31% per annum and subject to adjustment annually. The loan is guaranteed by property, plant and equipment. As of December 31, 2012 and 2013, the Company withdrew US$ 47,418 and US$50,000 (RMB 302,685), respectively.

In November 2011, Yingli Hainan entered into an eight-year RMB 900,000 loan agreement with China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum. As of December 31, 2012, the Company withdrew RMB 900,000 under this agreement. The loan is guaranteed by property, plant and equipment.  In May 2013, Yingli Hainan entered into an amendment to increase this loan credit limit by RMB282,150.  As of December 31, 2013, the Company withdrew RMB1,182,150 (US$195,277) under this agreement. The loan is guaranteed by property, plant and equipment.

In March 2012, Hainan Yingli entered into a seven-year US$135,000 loan agreement with China Development Bank at an interest of three-month LIBOR plus 590 basis points per annum. The Company withdrew US$117,000 and US$135,000 (RMB 817,250) as of December 31, 2012 and 2013 under this agreement, respectively.  The loan is guaranteed by property, plant and equipment.

In May 2012, Hengshui Yingli entered into an eight-year RMB 255,000 loan agreement with China Development Bank at an interest of 7.76% per annum and subject to adjustment annually. The loan is guaranteed by Yingli China. As of December 31, 2012 and 2013, the Company withdrew RMB 255,000 (US$ 42,123) under this agreement.

In April 2013, Yingli China entered into a three-year US$55,000 (RMB 332,954) loan agreement with China Development Bank at an interest rate of 6-month LIBOR plus 520 basis points per annum.  As of December 31, 2013, the Company withdrew US$55,000 (RMB332,954) under this agreement.

In December 2013, Yingli China entered into a 14-month RMB200,000 (US$ 33,038) loan agreement with Zhongyuan Trust Ltd. Company at an interest rate of 9.725%. This loan is guaranteed by related party’s property, plant and equipment. As of December 31, 2013, the Company withdrew RMB200, 000 (US$ 33,038) under this agreement.

In December 2013, Hutubi Yingli Sunshine New Resources Co. Ltd. (“Yingli Hutubi”) entered into a five-year RMB 22,500 loan agreement with Xinjiang Tianshan Rural Commercial Bank at an interest rate of 5.33%. This loan is guaranteed by equivalent bank deposit. As of December 31, 2013, the Company withdrew RMB22,500 (US$ 3,717) under this agreement.

In December 2013, Yingli Hutubi entered into a six-year RMB 55,000 loan agreement with Xinjiang Tianshan Rural Commercial Bank at an interest rate of 6.61%. This loan is guaranteed by Yingli Group and secured by solar panels with market value of RMB 68,800 (US$ 11,365). As of December 31, 2013, the Company withdrew RMB 55,000 (US$ 9,085) under this agreement.

Future principal payments under the above long-term borrowings as of December 31, 2013 are as follows

Year ending December 31,	RMB	US$
2014	1,450,018	239,526
2015	1,253,087	206,995
2016	1,226,028	202,525
2017	585,538	96,724
2018	602,747	99,567
Thereafter	440,883	72,828
Total	5,558,301	918,165

As of December 31, 2013, the Company has unused lines of credit of RMB 5,491 million (US$907 million) with remaining terms less than 12 months and RMB 2,027 million (US$335 million) with remaining terms beyond 12 months.

Certain loan agreements contain financial covenants such as debt asset ratio, current ratio, quick ratio, debt service coverage ratio and interest coverage ratio.  During 2013, the Company failed to meet certain financial covenants, for which the Company received waivers from respective banks with respect to the financial covenants.